FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21306

                          FRANKLIN MUTUAL RECOVERY FUND
               (Exact name of registrant as specified in charter)

             101 JOHN F. KENNEDY PARKWAY, SHORT HILLS, NJ 07078-2705
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (210) 912-2100
                                                           --------------

Date of fiscal year end:   03/31
                          ----------

Date of reporting period:  6/30/07
                          ----------


ITEM 1. SCHEDULE OF INVESTMENTS.


Franklin Mutual Recovery Fund

QUARTERLY STATEMENT OF INVESTMENTS
JUNE 30, 2007

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments .................................................    3
Notes to Statement of Investments ........................................   10

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o Templeton o MUTUAL SERIES


                                          Quarterly Statement of Investments | 1

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

Franklin Mutual Recovery Fund

STATEMENT OF INVESTMENTS, JUNE 30, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                SHARES/WARRANTS/
                                                                                   COUNTRY         CONTRACTS             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
         LONG TERM INVESTMENTS 88.1%
         COMMON STOCKS AND OTHER EQUITY INTERESTS 80.8%
         AIRLINES 1.7%
       a ACE Aviation Holdings Inc., A ......................................      Canada             191,032       $     4,818,405
     a,b ACE Aviation Holdings Inc., A, 144A ................................      Canada              10,020               252,735
       a Northwest Airlines Corp. ...........................................   United States         165,025             3,663,555
     a,c Northwest Airlines Corp., Contingent Distribution ..................   United States       7,455,000               801,412
                                                                                                                    ---------------
                                                                                                                          9,536,107
                                                                                                                    ---------------
         ASSET MANAGEMENT & CUSTODY BANKS 1.2%
         The Bank of New York Co. Inc. ......................................   United States         160,300             6,642,832
                                                                                                                    ---------------
         AUTOMOBILES 1.6%
         General Motors Corp. ...............................................   United States         176,750             6,681,150
 a,d,e,f International Automotive Components Group Brazil LLC ...............      Brazil             155,394             1,134,376
 a,d,e,f International Automotive Components Group Japan LLC ................       Japan              16,213               131,647
 a,d,e,f International Automotive Components Group LLC ......................    Luxembourg           660,308               660,308
 a,d,e,f International Automotive Components Group NA LLC ...................   United States         146,400               146,400
                                                                                                                    ---------------
                                                                                                                          8,753,881
                                                                                                                    ---------------
         BEVERAGES 2.4%
         Carlsberg AS, B ....................................................      Denmark             42,030             5,098,390
         Pernod Ricard SA ...................................................      France              37,763             8,379,229
                                                                                                                    ---------------
                                                                                                                         13,477,619
                                                                                                                    ---------------
         BUILDING PRODUCTS 0.9%
       a Armstrong World Industries Inc. ....................................   United States          51,087             2,562,013
     a,c Armstrong World Industries Inc., Contingent Distribution ...........   United States       5,819,475                84,382
       a Owens Corning Inc. .................................................   United States          45,110             1,517,049
     a,d Owens Corning Inc. (restricted) ....................................   United States          28,553               912,226
                                                                                                                    ---------------
                                                                                                                          5,075,670
                                                                                                                    ---------------
         CAPITAL MARKETS 1.3%
         Investors Financial Services Corp. .................................   United States         118,110             7,283,844
                                                                                                                    ---------------
         CHEMICALS 1.2%
         Koninklijke DSM NV .................................................    Netherlands          140,320             6,941,177
                                                                                                                    ---------------
         COMMERCIAL BANKS 4.2%
         ABN Amro Holding NV ................................................    Netherlands          191,888             8,842,826
   a,d,e Elephant Capital Holdings Ltd. .....................................       Japan                 296               363,269
   a,d,e First Chicago Bancorp ..............................................   United States         410,714             5,749,996
   a,d,e NCB Warrant Holdings Ltd., A .......................................       Japan              13,135             1,448,690
         U.S. Bancorp .......................................................   United States         227,710             7,503,045
                                                                                                                    ---------------
                                                                                                                         23,907,826
                                                                                                                    ---------------
         COMMUNICATIONS EQUIPMENT 1.2%
       a Sycamore Networks Inc. .............................................   United States       1,753,600             7,049,472
                                                                                                                    ---------------
         CONSTRUCTION MATERIALS 1.7%
         Rinker Group Ltd. ..................................................     Australia           593,654             9,482,729
                                                                                                                    ---------------


                                          Quarterly Statement of Investments | 3

Franklin Mutual Recovery Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                SHARES/WARRANTS/
                                                                                   COUNTRY         CONTRACTS             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
         LONG TERM INVESTMENTS (CONTINUED)
         COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
         CONSUMER FINANCE 3.0%
   a,d,e Cerberus FIM Investors Auto Finance LLC ............................   United States         386,587       $       389,080
   a,d,e Cerberus FIM Investors Commercial Finance LLC ......................   United States          49,398                49,717
   a,d,e Cerberus FIM Investors Commercial Mortgage LLC .....................   United States          84,523                85,068
   a,d,e Cerberus FIM Investors Insurance LLC ...............................   United States         402,674               405,271
   a,d,e Cerberus FIM Investors Rescap LLC ..................................   United States         854,068               859,577
         SLM Corp. ..........................................................   United States         169,410             9,754,628
         Takefuji Corp. .....................................................       Japan             160,830             5,406,489
                                                                                                                    ---------------
                                                                                                                         16,949,830
                                                                                                                    ---------------
         CONTAINERS & PACKAGING 2.5%
       g Temple-Inland Inc. .................................................   United States         229,800            14,139,594
                                                                                                                    ---------------
         DIVERSIFIED FINANCIAL SERVICES 0.9%
         Banca Italease .....................................................       Italy              37,048               999,305
         Fortis .............................................................      Belgium            100,770             4,300,128
                                                                                                                    ---------------
                                                                                                                          5,299,433
                                                                                                                    ---------------
         DIVERSIFIED TELECOMMUNICATION SERVICES 1.8%
 a,d,e,f AboveNet Inc. ......................................................   United States          39,586             1,568,793
 a,c,e,f AboveNet Inc., Contingent Distribution .............................   United States       2,387,000                    --
   a,d,f AboveNet Inc., options to purchase (shares), exercise price $20.95,
            expiration date 9/09/13 .........................................   United States              55                 1,532
         BCE Inc. ...........................................................      Canada             221,200             8,379,386
                                                                                                                    ---------------
                                                                                                                          9,949,711
                                                                                                                    ---------------
         ELECTRIC UTILITIES 0.5%
         E.ON AG ............................................................      Germany             15,520             2,595,979
                                                                                                                    ---------------
         ELECTRONIC EQUIPMENT & INSTRUMENTS 0.1%
         Tyco Electronics Ltd. ..............................................   United States          15,700               613,242
                                                                                                                    ---------------
         FOOD & STAPLES RETAILING 2.9%
         Carrefour SA .......................................................      France              91,880             6,483,629
         CVS/Caremark Corp. .................................................   United States         264,349             9,635,521
                                                                                                                    ---------------
                                                                                                                         16,119,150
                                                                                                                    ---------------
         FOOD PRODUCTS 2.2%
         Cadbury Schweppes PLC ..............................................   United Kingdom        390,350             5,330,924
         CSM NV .............................................................    Netherlands          201,500             7,158,640
                                                                                                                    ---------------
                                                                                                                         12,489,564
                                                                                                                    ---------------
         HEALTH CARE EQUIPMENT & SUPPLIES 0.3%
       a Boston Scientific Corp. ............................................   United States         105,057             1,611,574
                                                                                                                    ---------------
         HEALTH CARE PROVIDERS & SERVICES 3.3%
       a Community Health Systems Inc. ......................................   United States          58,600             2,370,370
 a,d,e,f Kindred Healthcare Inc. ............................................   United States         103,800             3,029,299


4 | Quarterly Statement of Investments

Franklin Mutual Recovery Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                SHARES/WARRANTS/
                                                                                   COUNTRY         CONTRACTS             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
         LONG TERM INVESTMENTS (CONTINUED)
         COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
         HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
 a,d,e,f Kindred Healthcare Inc., options to purchase (shares):
            exercise price $23.75, expiration date 7/17/11 ..................   United States             166       $           902
            exercise price $26.00, expiration date 1/01/12 ..................   United States              50                   159
            exercise price $9.07, expiration date 1/01/13 ...................   United States              71                 1,428
            exercise price $25.99, expiration date 1/01/14 ..................   United States              71                   227
            exercise price $27.90, expiration date 1/10/15 ..................   United States              38                    49
            exercise price $28.89, expiration date 1/10/16 ..................   United States              17                     5
         Omnicare Inc. ......................................................   United States         144,170             5,198,770
       a Tenet Healthcare Corp. .............................................   United States         483,900             3,150,189
       a Triad Hospitals Inc. ...............................................   United States          90,900             4,886,784
                                                                                                                    ---------------
                                                                                                                        18,638,182
                                                                                                                    ---------------
         HOTELS, RESTAURANTS & LEISURE 0.3%
       a Trump Entertainment Resorts Inc. ...................................   United States         153,564             1,931,835
                                                                                                                    ---------------
         INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 3.6%
         Constellation Energy Group .........................................   United States         120,550            10,508,344
         TXU Corp. ..........................................................   United States         147,960             9,957,708
                                                                                                                    ---------------
                                                                                                                         20,466,052
                                                                                                                    ---------------
         INDUSTRIAL CONGLOMERATES 4.9%
       f Orkla ASA ..........................................................      Norway             691,939            13,137,117
         Tyco International Ltd. ............................................   United States         341,680            11,545,367
         Walter Industries Inc. .............................................   United States         112,165             3,248,299
                                                                                                                    ---------------
                                                                                                                         27,930,783
                                                                                                                    ---------------
         INSURANCE 3.0%
         Allianz SE .........................................................      Germany             24,240             5,662,387
   a,d,e Imagine Group Holdings Ltd. ........................................      Bermuda            287,034             3,267,882
     d,e Symetra Financial ..................................................   United States          51,200             8,089,600
                                                                                                                    ---------------
                                                                                                                         17,019,869
                                                                                                                    ---------------
         IT SERVICES 2.4%
       a Alliance Data Systems Corp. ........................................   United States          70,240             5,428,147
         First Data Corp. ...................................................   United States         252,350             8,244,275
                                                                                                                    ---------------
                                                                                                                         13,672,422
                                                                                                                    ---------------
         LEISURE EQUIPMENT & PRODUCTS 0.9%
       m Mattel Inc. ........................................................   United States         197,470             4,994,016
                                                                                                                    ---------------
         MACHINERY 0.0% h
   a,d,e Motor Coach Industries International Inc., wts., 5/27/09 ...........   United States               1                    --
                                                                                                                    ---------------
         MEDIA 9.3%
     a,c Adelphia Communications Corp., Contingent Distribution .............   United States      11,561,000             3,646,022
       a Adelphia Recovery Trust ............................................   United States      11,280,134             1,099,813
     a,c Adelphia Recovery Trust Arahova Contingent Value Vehicle,
            Contingent Distribution .........................................   United States       1,018,915               550,214
     a,c Century Communications Corp., Contingent Distribution ..............   United States       2,826,000                    --


                                          Quarterly Statement of Investments | 5

Franklin Mutual Recovery Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                SHARES/WARRANTS/
                                                                                   COUNTRY          CONTRACTS             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
         LONG TERM INVESTMENTS (CONTINUED)
         COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
         MEDIA (CONTINUED)
         Dow Jones & Co. Inc. ...............................................   United States          90,960       $     5,225,652
         Eutelsat Communications ............................................       France            201,885             4,931,822
         News Corp., A ......................................................   United States         273,750             5,806,238
         Sun-Times Media Group Inc., A ......................................   United States         112,700               591,675
       a Time Warner Cable Inc., A ..........................................   United States         231,097             9,052,069
       g Time Warner Inc. ...................................................   United States         306,053             6,439,355
         Virgin Media Inc. ..................................................   United Kingdom        636,162            15,503,268
                                                                                                                    ---------------
                                                                                                                         52,846,128
                                                                                                                    ---------------
         METALS & MINING 1.6%
         Alcan Inc. .........................................................       Canada             62,800             5,105,640
         Alcoa Inc. .........................................................   United States          65,120             2,639,314
   d,e,f Esmark Inc. ........................................................   United States           1,363             1,089,705
                                                                                                                    ---------------
                                                                                                                          8,834,659
                                                                                                                    ---------------
         MULTI-UTILITIES 2.1%
         KeySpan Corp. ......................................................   United States         149,200             6,263,416
         NorthWestern Corp. .................................................   United States         168,933             5,373,759
     a,c Northwestern Corp., Contingent Distribution ........................   United States           1,020                     2
       a NorthWestern Corp., wts., 11/01/07 .................................   United States             366                 3,429
                                                                                                                    ---------------
                                                                                                                         11,640,606
                                                                                                                    ---------------
         MULTILINE RETAIL 1.6%
         Dollar General Corp. ...............................................   United States         421,680             9,243,226
                                                                                                                    ---------------
         OIL & GAS & CONSUMABLE FUELS 0.1%
     a,m Energy Partners Ltd. ...............................................   United States          38,716               646,170
                                                                                                                    ---------------
         PAPER & FOREST PRODUCTS 3.7%
       a Domtar Corp. .......................................................   United States         490,786             5,477,172
         MeadWestvaco Corp. .................................................   United States          97,800             3,454,296
         Weyerhaeuser Co. ...................................................   United States         151,752            11,977,785
                                                                                                                    ---------------
                                                                                                                         20,909,253
                                                                                                                    ---------------
         REAL ESTATE 1.7%
         Legacy Hotels ......................................................       Canada            236,400             2,641,713
         Link REIT ..........................................................     Hong Kong         3,238,527             7,165,341
                                                                                                                    ---------------
                                                                                                                          9,807,054
                                                                                                                    ---------------
         ROAD & RAIL 1.1%
         Laidlaw International Inc. .........................................   United States         182,140             6,292,937
                                                                                                                    ---------------
         SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.0%
       a LSI Corp. ..........................................................   United States         762,359             5,725,316
                                                                                                                    ---------------
         TOBACCO 8.6%
         Altadis SA .........................................................       Spain             145,007             9,655,621
         Altria Group Inc. ..................................................   United States         167,460            11,745,644
         Imperial Tobacco Group PLC .........................................   United Kingdom        178,562             8,273,247
         Japan Tobacco Inc. .................................................       Japan               1,883             9,296,123
         KT&G Corp. .........................................................    South Korea          135,733             9,549,351
                                                                                                                    ---------------
                                                                                                                         48,519,986
                                                                                                                    ---------------


6 | Quarterly Statement of Investments

Franklin Mutual Recovery Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                SHARES/WARRANTS
                                                                                   COUNTRY         CONTRACTS             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
         LONG TERM INVESTMENTS (CONTINUED)
         COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
         TRANSPORTATION INFRASTRUCTURE 0.0% h
       a Groupe Eurotunnel SA, wts., 12/30/11 ...............................      France              27,397       $        10,382
                                                                                                                    ---------------
         TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
            (COST $406,252,107) .............................................                                           457,048,110
                                                                                                                    ---------------
         PREFERRED STOCK (COST $5,070,484) 0.9%
         METALS & MINING 0.9%
   d,e,f Esmark Inc., 8.00%, cvt., pfd., A ..................................   United States           5,070             4,760,830
                                                                                                                    ---------------
         OPTIONS PURCHASED 0.5%
         CALL OPTIONS 0.0% h
     a,d Owens Corning Inc., exercise price $37.50, expiration date 1/02/08,
            shares ..........................................................   United States          25,472                31,840
                                                                                                                    ---------------
         PUT OPTIONS 0.5%
       a S & P 500 Index, exercise price $1,375.00, expiration date 6/21/08,
            contracts .......................................................   United States             705             2,675,475
                                                                                                                    ---------------
         TOTAL OPTIONS PURCHASED (COST $2,147,981) ..........................                                             2,707,315
                                                                                                                    ---------------

                                                                                                -----------------
                                                                                                    PRINCIPAL
                                                                                                     AMOUNT l
                                                                                                -----------------
         CORPORATE BONDS & NOTES 5.8%
       b ACE Aviation Holdings Inc., cvt., 144A, 4.25%, 6/01/35 .............      Canada             430,000 CAD           441,145
     d,e Cerberus FIM Investors Auto Finance LLC, 12.00%, 11/22/13 ..........   United States       1,153,479             1,160,919
     d,e Cerberus FIM Investors Commercial Finance LLC, 12.00%, 11/22/13 ....   United States         148,194               149,150
     d,e Cerberus FIM Investors Commercial Mortgage LLC, 12.00%, 11/22/13 ...   United States         253,570               255,206
     d,e Cerberus FIM Investors Insurance LLC, 12.00%, 11/22/13 .............   United States       1,208,021             1,215,813
     d,e Cerberus FIM Investors Rescap LLC, 12.00%, 11/22/13 ................   United States       2,562,205             2,578,731
         Groupe Eurotunnel SA, cvt.,
            3.00%, 7/28/08 ..................................................      France               1,100 EUR             3,424
            3.00%, 7/28/08 ..................................................      France               1,773 GBP             8,191
            3.00%, 6/28/09 ..................................................      France               1,773 GBP             7,924
            3.00%, 6/28/09 ..................................................      France               1,100 EUR             3,312
            3.00%, 7/28/10 ..................................................      France           1,550,800 EUR         4,565,004
            3.00%, 7/28/10 ..................................................      France             797,872 GBP         3,485,232
            6.00%, 7/28/10 ..................................................      France           3,850,900 EUR         7,009,881
            6.00%, 7/28/10 ..................................................      France           1,912,874 GBP         5,167,113
   d,e,f International Automotive Components Group NA LLC, 9.00%,
            4/01/17 .........................................................   United States          90,167                90,167
   d,e,i Motor Coach Industries International Inc., FRN, 18.36%,
            12/01/08 ........................................................   United States       3,257,740             3,355,472
         Trump Entertainment Resorts Inc., 8.50%, 5/20/15 ...................   United States       2,801,691             2,794,687
     d,e Wheeling-Pittsburgh Corp., cvt., 6.00%, 11/15/08 ...................   United States         649,000               649,000
                                                                                                                    ---------------
         TOTAL CORPORATE BONDS & NOTES (COST $31,641,703) ...................                                            32,940,371
                                                                                                                    ---------------


                                          Quarterly Statement of Investments | 7

Franklin Mutual Recovery Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   INDUSTRY     PRINCIPAL AMOUNT l        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
         LONG TERM INVESTMENTS (CONTINUED)
         CORPORATE BONDS & NOTES IN REORGANIZATION 0.1%
     i,j Collins & Aikman Products Co.,
            Revolver, FRN, 11.50%, 8/31/09 ..................................   United States          15,955       $         5,664
            Tranche B1 Term Loan, FRN, 11.50%, 8/31/11 ......................   United States          37,800                13,419
       j Dana Corp.,
            6.50%, 3/01/09 ..................................................   United States         146,000               152,570
            5.85%, 1/15/15 ..................................................   United States         397,000               383,105
            7.00%, 3/01/29 ..................................................   United States          88,000                89,540
            senior note, 7.00%, 3/15/28 .....................................   United States          30,000                30,150
                                                                                                                    ---------------
         TOTAL CORPORATE BONDS & NOTES IN REORGANIZATION (COST $511,447) ....                                               674,448
                                                                                                                    ---------------
         TOTAL LONG TERM INVESTMENTS (COST $445,623,722) ....................                                           498,131,074
                                                                                                                    ---------------
         SHORT TERM INVESTMENT (COST $57,242,842) 10.1%
         GOVERNMENT AGENCIES 10.1%
     g,k FHLB, 7/02/07 - 10/05/07 ...........................................                      57,500,000            57,263,078
                                                                                                                    ---------------
         TOTAL INVESTMENTS (COST $502,866,564) 98.2% ........................                                           555,394,152
         OPTIONS WRITTEN (0.3)% .............................................                                            (1,798,900)
         SECURITIES SOLD SHORT (2.7)% .......................................                                           (15,377,339)
         NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS (0.3)% ...........                                            (1,421,208)
         OTHER ASSETS, LESS LIABILITIES 5.1% ................................                                            28,914,428
                                                                                                                    ---------------
         NET ASSETS 100.0% ..................................................                                       $   565,711,133
                                                                                                                    ===============

                                                                                                ----------------
                                                                                                    CONTRACTS
                                                                                                ----------------
         OPTIONS WRITTEN 0.3%
         LEISURE EQUIPMENT & PRODUCTS 0.3%
         Mattel Inc., July 15.00 Calls, 7/21/07 .............................   United States             986       $     1,015,580
         Mattel Inc., July 17.50 Calls, 7/21/07 .............................   United States             988               775,580
                                                                                                                    ---------------
                                                                                                                          1,791,160
                                                                                                                    ---------------
         OIL & GAS & CONSUMABLE FUELS 0.0% h
         Energy Partners Ltd., Jul 17.50 Calls, 7/21/07 .....................   United States             387                 7,740
                                                                                                                    ---------------
         TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED $1,385,789) ...............                                       $     1,798,900
                                                                                                                    ---------------


8 | Quarterly Statement of Investments

Franklin Mutual Recovery Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   INDUSTRY            SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
         SECURITIES SOLD SHORT 2.7%
         ASSET MANAGEMENT & CUSTODY BANKS 1.2%
         Mellon Financial Corp. .............................................   United States         151,227       $     6,653,988
                                                                                                                    ---------------
         CAPITAL MARKETS 1.3%
         State Street Corp. .................................................   United States         108,200             7,400,880
                                                                                                                    ---------------
         MEDIA 0.2%
         Tribune Co. ........................................................   United States          44,982             1,322,471
                                                                                                                    ---------------
         TOTAL SECURITIES SOLD SHORT (PROCEEDS $15,025,664) .................                                       $    15,377,339
                                                                                                                    ---------------

CURRENCY ABBREVIATIONS

CAD - Canadian Dollar
EUR - Euro
GBP - British Pound

SELECTED PORTFOLIO ABBREVIATIONS

FHLB - Federal Home Loan Bank
FRN  - Floating Rate Note
REIT - Real Estate Investment Trust

a Non-income producing for the twelve months ended June 30, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At June 30, 2007, the aggregate value of these securities was $693,880 representing 0.12% of net assets.

c  Contingent   distributions   represent   the  right  to  receive   additional
distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

d See Note 5 regarding restricted securities.

e Security has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2007, the aggregate value of these securities was $42,686,736, representing 7.55% of net assets.

f See Note 6 regarding other considerations.

g A portion or all of the security is segregated with broker for securities sold short.

h Rounds to less than 0.1% of net assets.

i The coupon rate shown represents the rate at period end.

j Defaulted security.

k The security is traded on a discount basis with no stated coupon rate.

l The principal amount is stated in U.S. dollars unless otherwise indicated.

m A portion of all of the security is held in connection with written option contracts open at year end.


                                          Quarterly Statement of Investments |
                                      See Notes to Statement of Investments. | 9

Franklin Mutual Recovery Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

The Mutual Recovery (the Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end, continuously offered investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Corporate debt securities and Government securities, generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


10 | Quarterly Statement of Investments

Franklin Mutual Recovery Fund

3. INCOME TAXES

At June 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ............................................   $503,937,285
                                                                   ============

Unrealized appreciation ........................................   $ 61,323,622
Unrealized depreciation ........................................     (9,866,755)
                                                                   ------------
Net unrealized appreciation (depreciation) .....................   $ 51,456,867
                                                                   ============

4. FORWARD EXCHANGE CONTRACTS

At June 30, 2007, the Fund had the following forward exchange contracts outstanding:

---------------------------------------------------------------------------------------------------
                                                 CONTRACT    SETTLEMENT   UNREALIZED   UNREALIZED
                                                 AMOUNT a       DATE         GAIN         LOSS
---------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
       47,087,648   Norwegian Krone .........    7,879,987     7/09/07     $    --     $  (103,754)
        9,380,684   British Pound ...........   18,620,426     8/08/07          --        (209,013)
        8,940,821   Australian Dollar .......    7,429,822     8/14/07          --        (140,989)
       32,989,441   Euro ....................   43,834,382     8/27/07          --        (906,290)
        9,658,638   Euro ....................   13,148,342     8/27/07      49,183              --
    1,329,465,914   Japanese Yen ............   10,879,426     9/19/07          --         (32,192)
        4,228,096   Euro ....................    5,781,663     9/24/07      42,731              --
       12,983,529   Canadian Dollar .........   12,145,491     9/26/07          --         (71,538)
    4,157,665,500   Korean Won ..............    4,462,500     9/27/07          --         (49,346)
                                                                           ------------------------
      Unrealized gain (loss) on forward exchange contracts ............     91,914      (1,513,122)
                                                                           ------------------------
         Net unrealized gain (loss) on forward exchange contracts .....    $    --     $(1,421,208)
                                                                           ------------------------

a In U.S. Dollar unless otherwise indicated.

5. RESTRICTED SECURITIES

At June 30, 2007, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT/
SHARES/WARRANTS                                                                           ACQUISITION
CONTRACTS           ISSUER                                                                   DATES            COST         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      39,586        AboveNet Inc. ................................................    9/03/03 - 12/02/03   $1,511,610   $ 1,568,793
          55        Abovenet Inc., options to purchase  (shares), exercise price
                       $20.95, expiration date 9/09/13 ...........................     4/17/06 - 9/08/06           --         1,532
     386,587        Cerberus FIM Investors Auto Finance  LLC .....................         11/20/06           386,587       389,080
   1,153,479        Cerberus FIM Investors Auto Finance LLC, 12.00%, 11/22/13 ....         11/21/06         1,153,479     1,160,919
      49,398        Cerberus FIM Investors Commercial Finance LLC ................         11/20/06            49,398        49,717


                                         Quarterly Statement of Investments | 11

Franklin Mutual Recovery Fund

5. RESTRICTED SECURITIES (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT/
SHARES/WARRANTS                                                                          ACQUISITION
CONTRACTS           ISSUER                                                                  DATES             COST         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
          148,194   Cerberus FIM Investors Commercial
                       Finance LLC, 12.00%, 11/22/13 .............................         11/20/06        $  148,194   $   149,150
           84,523   Cerberus FIM Investors Commercial
                       Mortgage LLC ..............................................         11/20/06            84,523        85,068
          253,570   Cerberus FIM Investors Commercial
                       Mortgage LLC, 12.00%, 11/22/13 ............................         11/20/06           253,570       255,206
          402,674   Cerberus FIM Investors Insurance LLC .........................         11/20/06           402,674       405,271
        1,208,021   Cerberus FIM Investors Insurance LLC,
                       12.00%, 11/22/13 ..........................................         11/20/06         1,208,021     1,215,813
          854,068   Cerberus FIM Investors Rescap LLC ............................         11/20/06           854,068       859,577
        2,562,205   Cerberus FIM Investors Rescap LLC,
                       12.00%, 11/22/13 ..........................................         11/20/06         2,562,205     2,578,731
              296   Elephant Capital Holdings Ltd. ...............................    10/22/03 - 3/22/07       10,573       363,269
            1,363   Esmark Inc. ..................................................          7/28/06         1,444,287     1,089,705
            5,070   Esmark Inc. 8.00%, cvt., pfd., A .............................    11/08/04 - 1/11/07    5,070,484     4,760,830
          410,714   First Chicago Bancorp ........................................         11/16/06         5,749,996     5,749,996
          287,034   Imagine Group Holdings Ltd. ..................................          8/31/04         2,939,659     3,267,882
          155,394   International Automotive Components Group Brazil LLC .........    4/13/06 - 8/21/06        92,996     1,134,376
           16,213   International Automotive Components Group Japan LLC ..........    9/26/06 - 3/27/07       140,883       131,647
          660,308   International Automotive Components Group LLC ................    1/12/06 - 10/06/06      660,632       660,308
          146,400   International Automotive Components Group NA LLC .............          3/30/07           148,596       146,400
           90,167   International Automotive Components
                       Group NA LLC, 9.00%, 4/01/17 ..............................          3/30/07            91,520        90,167
          103,800   Kindred Healthcare Inc. ......................................          3/10/04         2,615,236     3,029,299
                    Kindred Healthcare Inc., options to purchase (shares):
              166      exercise price $23.75, expiration date 7/17/11 ............    7/17/04 - 7/17/05            --           902
               50      exercise price $26.00, expiration date 1/01/12 ............    1/01/05 - 1/01/06            --           159
               71      exercise price $9.07, expiration date  1/01/13 ............    1/01/05 - 1/03/07            --         1,428
               71      exercise price $25.99, expiration date 1/01/14 ............    1/01/05 - 10/03/07           --           227
               38      exercise price $27.90, expiration date 1/10/15 ............    1/06/06 - 1/09/07            --            49
               17      exercise price $28.89, expiration date 1/10/16 ............          1/09/07                --             5
        3,257,740   Motor Coach Industries International Inc.,
                       FRN, 18.36%, 12/01/08 .....................................    5/27/04 - 5/31/07     3,257,740     3,355,472
                1   Motor Coach Industries International Inc., wts., 5/27/09 .....          3/30/07                --            --
           13,135   NCB Warrant Holdings Ltd., A .................................         12/16/05         1,974,199     1,448,690
           28,553   Owens Corning Inc. (restricted) ..............................   10/20/06 - 12/20/06      805,435       912,226


12 | Quarterly Statement of Investments

Franklin Mutual Recovery Fund

5. RESTRICTED SECURITIES (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT/
SHARES/WARRANTS                                                                           ACQUISITION
CONTRACTS           ISSUER                                                                   DATES            COST         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       25,472       Owens Corning Inc., exercise price $37.50,
                       expiration date 1/02/08, shares ............................         1/03/07        $    2,666   $    31,840
       51,200       Symetra Financial .............................................         7/27/04         5,120,000     8,089,600
      649,000       Wheeling-Pittsburgh Corp., cvt., 6.00%, 11/15/08 ..............         3/16/07           649,000       649,000
                                                                                                                        -----------
                          TOTAL RESTRICTED SECURITIES (7.71% of Net Assets) .........................................   $43,632,334
                                                                                                                        ===========

6. OTHER CONSIDERATIONS

Officers, directors or employees of the Investment Manager, may serve from time to time as members of boards of directors of companies in which the Fund invests. Such participation may result in the possession by the the Investment Manager of material non-public information which, pursuant to the Fund's policies and the requirements of applicable securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                         Quarterly Statement of Investments | 13











ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUTUAL RECOVERY FUND

By /s/JIMMY D. GAMBILL
   ---------------------------
   Jimmy D. Gambill
   Chief Executive Officer - Finance and Administration
   Date  August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
   ---------------------------
   Jimmy D. Gambill
   Chief Executive Officer - Finance and Administration
   Date  August 27, 2007

By /s/GALEN G. VETTER
   ---------------------------
   Galen G. Vetter
   Chief Financial Officer
   Date  August 27, 2007